Restructuring - Rollforward of all restructuring activities (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Rollforward of all restructuring activities
Restructuring Reserve Balance, at the beginning of the period			$ 16.8	$ 15.6	$ 15.6
Restructuring Charges	$ 0.3	$ (0.2)	1.6	$ 0.5	4.6	$ 2.6	$ 2.9
Use of Reserve			(2.2)		(3.4)
Restructuring Reserve Balance, at the end of the period	$ 16.2		$ 16.2		$ 16.8	$ 15.6